CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT - USD ($)	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated other comprehensive Income	Accumulated Deficit
Balance, shares at Sep. 30, 2022		109,545,271
Balance, amount at Sep. 30, 2022	$ (354,450)	$ 10,955	$ 30,657,209	$ 118,047	$ (31,140,663)
Stock issued for cash, shares		999,734
Stock issued for cash, amount	284,290	$ 100	284,820	0	0
Foreign currency translation adjustment	0	0	118,049	(118,049)	0
Net loss for the year	(306,340)	0	0	0	(306,340)
Balance, amount at Sep. 30, 2023	(375,870)	$ 11,055	31,060,078	0	(31,447,003)
Balance, shares at Sep. 30, 2023		110,545,005
Stock issued for cash, shares		1,170,000
Stock issued for cash, amount	201,000	$ 117	200,883	0	0
Foreign currency translation adjustment	0
Net loss for the year	(224,465)	$ 0	0	0	(224,465)
Stock issued for Services, shares		70,000
Stock issued for Services, amount	33,600	$ 7	33,593	0	0
Balance, amount at Sep. 30, 2024	(365,735)	$ 11,179	31,294,554	0	(31,671,468)
Balance, shares at Sep. 30, 2024		111,785,005
Stock issued for cash, shares		3,000,000
Stock issued for cash, amount	300,000	$ 300	299,700	0	0
Foreign currency translation adjustment	0
Net loss for the year	(258,176)			$ 0	(258,176)
Balance, amount at Sep. 30, 2025	$ (323,911)	$ 11,479	$ 31,594,254		$ (31,929,644)
Balance, shares at Sep. 30, 2025		114,785,005